Organization and Principal Activities	6 Months Ended
Jun. 30, 2024
Organization and Principal Activities [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

The accompanying consolidated financial statements include the financial statements of Ambow Education Holding Ltd. (hereinafter referred to as the “Company”) and its subsidiaries. The Company and its subsidiaries are hereinafter collectively referred to as the “Group.” The Group is a U.S.-based, leading AI-driven educational and collaboration technology company. Its mission is to eliminate barriers between online and offline environments, languages and regions, and academia and industry. The Group offers high-quality, individualized, and dynamic career education services and products through the operation of its for-profit colleges.